Filed pursuant to Rule 497(e)

Registration Nos. 333-138592 and 811-21979

[CHAPMAN AND CUTLER LLP LETTERHEAD]

April 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust V
File Nos. 333-138592 and 811-21979

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust V (the “Registrant”) and it series, Nuveen Global Real Estate Securities Fund, Nuveen Gresham Diversified Commodity Strategy Fund, Nuveen Gresham Managed Futures Strategy Fund, Nuveen NWQ Flexible Income Fund, Nuveen Preferred Securities and Income Fund and Nuveen Multi-Asset Income Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on March 29, 2019.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures